STOCKHOLDERS' EQUITY (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price	$ 30.60	$ 170.40
Volatility	116.00%	118.00%
Risk-free interest rate	1.54%	1.63%
Expected dividend yield	0.00%	0.00%
Expected term (years)	6 years	6 years